Sep. 29, 2018
07.31 Fidelity Managed Retirement Funds AMCI Combo PRO-07 | Fidelity Managed Retirement Income Fund
  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	13
International Equity Funds*	6
Bond Funds*	59
Short-Term Funds*	22

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.